SEGMENT INFORMATION - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position items:
Cash and cash equivalents	R$ 16,903,542	R$ 14,658,481	R$ 13,301,716	R$ 16,174,130
Marketable securities	3,386,301	3,503,961
Trade receivables	3,995,734	3,444,636
Derivative financial instruments	3,799,328	2,546,799
Inventories	2,072,905	1,792,714
Sectorial financial assets	731,642	548,700
Other financial assets	4,495	3,113
Other current assets	3,666,688	5,010,457
Other non-current assets	8,239,356	8,570,700
Investments in subsidiaries and associates	10,678,566	17,611,369
Investment in joint ventures	10,545,044	11,742,442	11,221,356
Biological assets
Investment property	16,818,919	15,976,126
Contract assets	1,114,830	1,052,105
Right-of-use assets	9,958,751	9,513,518
Property, plant and equipment	23,019,016	21,239,974
Intangible assets and goodwill	26,330,785	22,650,287
Loans, borrowings and debentures	(66,455,426)	(56,904,654)	(52,987,216)
Derivative financial instruments - liabilities	(3,470,204)	(3,415,145)
Trade payables	(5,187,849)	(4,184,525)
Employee benefits payables	(814,007)	(829,329)
Sectorial financial liabilities	(2,040,239)	(1,810,698)
Other current liabilities	(3,969,819)	(4,473,209)
Leases	(6,509,753)	(5,275,794)
Other non-current liabilities	(13,420,243)	(11,990,848)
Total assets (net of liabilities) allocated by segment	39,398,362	50,981,180	48,169,399	28,870,022
Total assets	141,265,902	139,865,382
Shareholders' equity attributable to:
Owners of the Company	10,903,764	20,955,307
Non-controlling interests	28,494,598	30,025,873	27,516,232
Total shareholders' equity	39,398,362	50,981,180	R$ 48,169,399	R$ 28,870,022
Operating segments [member] | Raízen
Statement of financial position items:
Cash and cash equivalents	9,962,864	7,915,876
Marketable securities	1,337,706	349,584
Trade receivables	11,053,414	13,438,430
Derivative financial instruments	17,070,322	10,888,050
Inventories	17,435,862	17,310,692
Sectorial financial assets
Other financial assets	87,966	103,774
Other current assets	10,611,882	8,478,292
Other non-current assets	15,784,732	13,957,596
Investments in subsidiaries and associates
Investment in joint ventures	2,012,536	1,321,982
Biological assets	3,596,878	3,818,316
Investment property
Contract assets	2,806,284	3,108,696
Right-of-use assets	9,549,136	9,645,522
Property, plant and equipment	37,503,618	30,144,420
Intangible assets and goodwill	9,472,002	9,677,254
Loans, borrowings and debentures	(52,781,598)	(39,634,986)
Derivative financial instruments - liabilities	(14,464,530)	(7,870,706)
Trade payables	(20,042,646)	(20,150,654)
Employee benefits payables	(1,096,336)	(966,452)
Sectorial financial liabilities
Other current liabilities	(9,327,070)	(10,642,734)
Leases	(11,988,100)	(11,304,874)
Other non-current liabilities	(14,143,270)	(12,284,662)
Total assets (net of liabilities) allocated by segment	24,441,652	27,303,416
Total assets	148,285,202	130,158,484
Shareholders' equity attributable to:
Owners of the Company	23,864,556	26,561,384
Non-controlling interests	577,096	742,032
Total shareholders' equity	24,441,652	27,303,416
Operating segments [member] | Compass [member]
Statement of financial position items:
Cash and cash equivalents	5,271,256	3,931,532
Marketable securities	1,074,806	800,267
Trade receivables	1,804,823	1,550,973
Derivative financial instruments	356,589	175,655
Inventories	252,220	292,335
Sectorial financial assets	731,642	548,700
Other financial assets	3,820	2,423
Other current assets	592,317	1,553,524
Other non-current assets	1,810,491	1,166,991
Investments in subsidiaries and associates	1,277,955	1,630,124
Investment in joint ventures
Biological assets
Investment property
Contract assets	1,110,463	1,041,421
Right-of-use assets	1,581,601	1,588,292
Property, plant and equipment	1,620,505	1,255,012
Intangible assets and goodwill	16,761,631	13,299,255
Loans, borrowings and debentures	(14,449,033)	(10,017,150)
Derivative financial instruments - liabilities	(389,778)	(360,784)
Trade payables	(1,650,748)	(1,534,041)
Employee benefits payables	(253,655)	(301,560)
Sectorial financial liabilities	(2,040,239)	(1,810,698)
Other current liabilities	(2,876,023)	(1,703,128)
Leases	(2,122,306)	(1,636,943)
Other non-current liabilities	(3,735,956)	(2,678,578)
Total assets (net of liabilities) allocated by segment	6,732,381	8,793,622
Total assets	34,250,119	28,836,504
Shareholders' equity attributable to:
Owners of the Company	4,091,601	5,798,294
Non-controlling interests	2,640,780	2,995,328
Total shareholders' equity	6,732,381	8,793,622
Operating segments [member] | Moove [member]
Statement of financial position items:
Cash and cash equivalents	753,347	773,552
Marketable securities	303,492	77,814
Trade receivables	1,164,422	1,101,854
Derivative financial instruments	151,926
Inventories	1,538,105	1,284,773
Sectorial financial assets
Other financial assets	675	690
Other current assets	288,376	193,836
Other non-current assets	241,816	209,823
Investments in subsidiaries and associates		2
Investment in joint ventures
Biological assets
Investment property
Contract assets	4,367	10,684
Right-of-use assets	316,762	195,953
Property, plant and equipment	911,277	755,955
Intangible assets and goodwill	3,013,392	2,679,983
Loans, borrowings and debentures	(3,558,575)	(2,207,028)
Derivative financial instruments - liabilities	(57,347)	(742)
Trade payables	(1,735,704)	(1,494,568)
Employee benefits payables	(140,553)	(147,313)
Sectorial financial liabilities
Other current liabilities	(428,437)	(336,080)
Leases	(327,517)	(198,964)
Other non-current liabilities	(548,995)	(580,103)
Total assets (net of liabilities) allocated by segment	1,890,829	2,320,121
Total assets	8,687,957	7,284,919
Shareholders' equity attributable to:
Owners of the Company	1,326,385	1,624,273
Non-controlling interests	564,444	695,848
Total shareholders' equity	1,890,829	2,320,121
Operating segments [member] | Rumo [member]
Statement of financial position items:
Cash and cash equivalents	7,461,618	7,233,993
Marketable securities	812,795	1,396,107
Trade receivables	583,349	556,298
Derivative financial instruments	1,647,977	1,561,493
Inventories	282,580	215,605
Sectorial financial assets
Other financial assets
Other current assets	1,040,439	841,417
Other non-current assets	3,421,143	3,528,375
Investments in subsidiaries and associates	280,865	312,302
Investment in joint ventures	41,121	48,566
Biological assets
Investment property
Contract assets
Right-of-use assets	8,039,779	7,703,754
Property, plant and equipment	20,435,467	19,176,386
Intangible assets and goodwill	6,545,890	6,664,143
Loans, borrowings and debentures	(19,123,218)	(18,964,841)
Derivative financial instruments - liabilities	(1,918,204)	(1,471,795)
Trade payables	(1,777,918)	(1,084,931)
Employee benefits payables	(376,475)	(318,550)
Sectorial financial liabilities
Other current liabilities	(1,252,805)	(1,583,216)
Leases	(4,032,188)	(3,406,843)
Other non-current liabilities	(7,177,061)	(6,537,271)
Total assets (net of liabilities) allocated by segment	14,935,154	15,870,992
Total assets	50,593,023	49,238,439
Shareholders' equity attributable to:
Owners of the Company	4,477,643	4,766,403
Non-controlling interests	10,457,511	11,104,589
Total shareholders' equity	14,935,154	15,870,992
Operating segments [member] | Radar [member]
Statement of financial position items:
Cash and cash equivalents	33,041	39,946
Marketable securities	251,267	239,361
Trade receivables	443,140	234,801
Derivative financial instruments
Inventories
Sectorial financial assets
Other financial assets
Other current assets	72,089	375,716
Other non-current assets	24,870	14,378
Investments in subsidiaries and associates	92,166	88,656
Investment in joint ventures
Biological assets
Investment property	16,818,919	15,976,126
Contract assets
Right-of-use assets	3,053	3,319
Property, plant and equipment	17	24
Intangible assets and goodwill
Loans, borrowings and debentures
Derivative financial instruments - liabilities
Trade payables	(20,549)	(68,422)
Employee benefits payables
Sectorial financial liabilities
Other current liabilities	(135,410)	(182,298)
Leases	(3,281)	(3,502)
Other non-current liabilities	(580,129)	(543,490)
Total assets (net of liabilities) allocated by segment	16,999,193	16,174,615
Total assets	17,738,562	16,972,327
Shareholders' equity attributable to:
Owners of the Company	5,311,909	5,023,574
Non-controlling interests	11,687,284	11,151,041
Total shareholders' equity	16,999,193	16,174,615
Unallocated amounts [member] | Cosan Corporate [member]
Statement of financial position items:
Cash and cash equivalents	3,384,280	2,679,458
Marketable securities	943,941	990,412
Trade receivables		710
Derivative financial instruments	1,642,836	809,651
Inventories		1
Sectorial financial assets
Other financial assets
Other current assets	3,786,460	3,152,651
Other non-current assets	2,901,292	3,832,013
Investments in subsidiaries and associates	24,235,118	32,792,891
Investment in joint ventures	10,503,923	11,693,876
Biological assets
Investment property
Contract assets
Right-of-use assets	17,556	22,200
Property, plant and equipment	51,750	52,597
Intangible assets and goodwill	9,872	6,906
Loans, borrowings and debentures	(29,324,600)	(25,715,635)
Derivative financial instruments - liabilities	(1,104,875)	(1,581,824)
Trade payables	(2,930)	(2,563)
Employee benefits payables	(43,324)	(61,906)
Sectorial financial liabilities
Other current liabilities	(905,820)	(1,239,688)
Leases	(24,461)	(29,542)
Other non-current liabilities	(2,022,675)	(2,367,850)
Total assets (net of liabilities) allocated by segment	14,048,343	25,034,358
Total assets	47,477,028	56,033,366
Shareholders' equity attributable to:
Owners of the Company	10,903,764	20,955,291
Non-controlling interests	3,144,579	4,079,067
Total shareholders' equity	14,048,343	25,034,358
Deconsolidation of joint venture [member]
Statement of financial position items:
Cash and cash equivalents	(9,962,864)	(7,915,876)
Marketable securities	(1,337,706)	(349,584)
Trade receivables	(11,053,414)	(13,438,430)
Derivative financial instruments	(17,070,322)	(10,888,050)
Inventories	(17,435,862)	(17,310,692)
Sectorial financial assets
Other financial assets	(87,966)	(103,774)
Other current assets	(10,611,882)	(8,478,292)
Other non-current assets	(15,784,732)	(13,957,596)
Investments in subsidiaries and associates
Investment in joint ventures	(2,012,536)	(1,321,982)
Biological assets	(3,596,878)	(3,818,316)
Investment property
Contract assets	(2,806,284)	(3,108,696)
Right-of-use assets	(9,549,136)	(9,645,522)
Property, plant and equipment	(37,503,618)	(30,144,420)
Intangible assets and goodwill	(9,472,002)	(9,677,254)
Loans, borrowings and debentures	52,781,598	39,634,986
Derivative financial instruments - liabilities	14,464,530	7,870,706
Trade payables	20,042,646	20,150,654
Employee benefits payables	1,096,336	966,452
Sectorial financial liabilities
Other current liabilities	9,327,070	10,642,734
Leases	11,988,100	11,304,874
Other non-current liabilities	14,143,270	12,284,662
Total assets (net of liabilities) allocated by segment	(24,441,652)	(27,303,416)
Total assets	(148,285,202)	(130,158,484)
Shareholders' equity attributable to:
Owners of the Company	(23,864,556)	(26,561,384)
Non-controlling interests	(577,096)	(742,032)
Total shareholders' equity	(24,441,652)	(27,303,416)
Elimination of intersegment amounts [member]
Statement of financial position items:
Cash and cash equivalents
Marketable securities
Trade receivables
Derivative financial instruments
Inventories
Sectorial financial assets
Other financial assets
Other current assets	(2,112,993)	(1,106,687)
Other non-current assets	(160,256)	(180,880)
Investments in subsidiaries and associates	(15,207,538)	(17,212,606)
Investment in joint ventures
Biological assets
Investment property
Contract assets
Right-of-use assets
Property, plant and equipment
Intangible assets and goodwill
Loans, borrowings and debentures
Derivative financial instruments - liabilities
Trade payables
Employee benefits payables
Sectorial financial liabilities
Other current liabilities	1,628,676	571,201
Leases
Other non-current liabilities	644,573	716,444
Total assets (net of liabilities) allocated by segment	(15,207,538)	(17,212,528)
Total assets	(17,480,787)	(18,500,173)
Shareholders' equity attributable to:
Owners of the Company	(15,207,538)	(17,212,528)
Non-controlling interests
Total shareholders' equity	R$ (15,207,538)	R$ (17,212,528)